Stock Option Plan	6 Months Ended	12 Months Ended
	Nov. 30, 2025	May 31, 2025
Stock Option Plan
Stock Option Plan

Note 10 – Stock Option Plan

Description of the Plan

The Company has adopted the 2024 Employees’, Directors’, Officers’, and Consultants’ Stock Option Plan (the “Plan”) on May 16, 2024, which authorizes the issuance of options to purchase up to 5,000,000 shares of common stock. The Plan was amended to authorize the issuance of options to purchase up to 15,000,000 shares of common stock. The Plan is designed to attract, retain, and motivate employees, directors, officers, and consultants by providing them with an opportunity to acquire a proprietary interest in the Company.

Types of Options

The Plan provides for the issuance of both Incentive Stock Options (ISOs) and Nonstatutory Stock Options (NSOs). ISOs are intended to qualify under Section 422 of the Internal Revenue Code, while NSOs do not qualify under Section 422.

Eligibility

Options may be granted to employees, directors, officers, and consultants of the Company. Special provisions apply to individuals owning more than 10% of the Company’s stock.

Administration

The Plan is administered by the Compensation Committee of the Board of Directors, which has the authority to determine the terms and conditions of each option grant.

Shares Available

The maximum number of shares that may be issued under the Plan is 5,000,000 shares of common stock.

Option Terms:

•	Exercise Price: The exercise price of options granted under the Plan must be at least 100% of the fair market value of the stock on the date of grant.
•	Term: Options granted under the Plan have a maximum term of ten years from the date of grant.
•	Vesting: The vesting schedule for options is determined by the Compensation Committee at the time of grant.

Payment for Shares

Upon exercise of an option, the optionee may pay the exercise price in cash or cashless exercise, with the consent of the Compensation Committee, by tendering shares of common stock.

Adjustments

In the event of a stock split, merger, or other corporate event, the number of shares subject to the Plan and the exercise price of outstanding options will be adjusted as determined by the Compensation Committee.

Transferability

Options granted under the Plan are generally non-transferable, except under specific conditions as outlined in the Plan.

Termination of Employment

The Plan provides specific rules for the exercise of options upon termination of employment, including termination for cause, disability, or death.

Legal Compliance

The issuance of shares under the Plan is subject to compliance with federal and state securities laws.

Plan Duration

The Plan became effective upon adoption by the Board of Directors and options may not be granted after December 31, 2026.

Activity Under the Plan

As of November 30, 2025, the following activity has occurred under the Plan, which started in the second quarter of 2024 :

Description	Number of Shares	Weighted Average Exercise Price	Weighted average remaining life (in years)
Options Authorized	15,000,000
Options Granted	4,804,000	$0.79	5.00
Options Exercised	360,000	$0.79
Options Forfeited	(521,625)	$0.75
Options Outstanding	3,922,375	$0.79	4.00
Options Vested	1,872,817	$0.79	3.75
Options Unvested	2,049,558	$0.79	4.05

As of November 30, 2025, the intrinsic value of the 4,072,375 outstanding options was $-.

Fair Value of Options

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

•	Expected Volatility: 35%

○

The Company determined expected volatility based on an analysis of comparable publicly traded companies in the same or similar industry. As a startup in a new industry, Karbon-X lacks sufficient historical trading data. The analysis considered market trends and the high-growth, high-risk nature of the carbon management and sustainability sector. The selected volatility reflects industry patterns of startups in comparable markets, ensuring reasonability and alignment with peer data.

•	Expected Life: 5 Years

○	Based on the vesting schedule and anticipated exercise behavior of option holders.

•	Risk-Free Interest Rate: 5%

○

The rate reflects the yield on U.S. Treasury securities with a term consistent with the expected life of the options. Given the current interest rate environment, a 5% rate is appropriate for options granted during Q3 FY2025. This aligns with the Federal Reserve’s policy rates and prevailing market conditions.

•	Expected Dividends: 0%

○	The Company does not currently pay dividends, consistent with its growth-oriented business strategy.

Stock-Based Compensation Expense

For the six months ended November 30, 2025, the Company recognized stock-based compensation expense related to options of USD $196,742.

Note 10 - Stock Option Plan

Description of the Plan

The Company has adopted the 2024 Employees', Directors', Officers', and Consultants' Stock Option Plan (the "Plan") on May 16, 2024, which authorizes the issuance of options to purchase up to 5,000,000 shares of common stock. The Plan was amended to authorize the issuance of options to purchase up to 15,000,000 shares of common stock. The Plan is designed to attract, retain, and motivate employees, directors, officers, and consultants by providing them with an opportunity to acquire a proprietary interest in the Company.

Types of Options

The Plan provides for the issuance of both Incentive Stock Options (ISOs) and Nonstatutory Stock Options (NSOs). ISOs are intended to qualify under Section 422 of the Internal Revenue Code, while NSOs do not qualify under Section 422.

Eligibility

Options may be granted to employees, directors, officers, and consultants of the Company. Special provisions apply to individuals owning more than 10% of the Company's stock.

Administration

The Plan is administered by the Compensation Committee of the Board of Directors, which has the authority to determine the terms and conditions of each option grant.

Shares Available

The maximum number of shares that may be issued under the Plan is 5,000,000 shares of common stock.

Option Terms:

•	Exercise Price: The exercise price of options granted under the Plan must be at least 100% of the fair market value of the stock on the date of grant.
•	Term: Options granted under the Plan have a maximum term of ten years from the date of grant.
•	Vesting: The vesting schedule for options is determined by the Compensation Committee at the time of grant.

Payment for Shares

Upon exercise of an option, the optionee may pay the exercise price in cash or cashless exercise, with the consent of the Compensation Committee, by tendering shares of common stock.

Adjustments

In the event of a stock split, merger, or other corporate event, the number of shares subject to the Plan and the exercise price of outstanding options will be adjusted as determined by the Compensation Committee.

Transferability

Options granted under the Plan are generally non-transferable, except under specific conditions as outlined in the Plan.

Termination of Employment

The Plan provides specific rules for the exercise of options upon termination of employment, including termination for cause, disability, or death.

Legal Compliance

The issuance of shares under the Plan is subject to compliance with federal and state securities laws.

Plan Duration

The Plan became effective upon adoption by the Board of Directors and options may not be granted after December 31, 2026.

Activity Under the Plan

As of May 31, 2025, the following activity has occurred under the Plan, which started in second quarter of this fiscal year :

Description	Number of Shares	Weighted Average Exercise Price	Weighted average remaining life (in years)
Options Authorized	15,000,000
Options Granted	4,612,000	$0.79	5.00
Options Exercised	360,000	$0.79
Options Forfeited	(25,125)	$0.75
Options Outstanding	4,226,875	$0.79	4.25
Options Vested	1,596,850	$0.79	4.00
Options Unvested	2,630,025	$0.79	4.30

As of May 31, 2025, the intrinsic value of the 4,226,875 outstanding options was $1,183,525.

Fair Value of Options

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

•	Expected Volatility: 35%

○

The Company determined expected volatility based on an analysis of comparable publicly traded companies in the same or similar industry. As a startup in a new industry, Karbon-X lacks sufficient historical trading data. The analysis considered market trends and the high-growth, high-risk nature of the carbon management and sustainability sector. The selected volatility reflects industry patterns of startups in comparable markets, ensuring reasonability and alignment with peer data.

•	Expected Life: 5 Years

○	Based on the vesting schedule and anticipated exercise behavior of option holders.

•	Risk-Free Interest Rate: 5%

○

The rate reflects the yield on U.S. Treasury securities with a term consistent with the expected life of the options. Given the current interest rate environment, a 5% rate is appropriate for options granted during Q3 FY2025. This aligns with the Federal Reserve’s policy rates and prevailing market conditions.

•	Expected Dividends: 0%

○	The Company does not currently pay dividends, consistent with its growth-oriented business strategy.

Stock-Based Compensation Expense

For the year ended May 31, 2025, the Company recognized stock-based compensation expense of USD $472,219.